Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions and Balances with Major Related Parties
a)	The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Baidu and its subsidiaries (“Baidu Group”) Others	Controlling shareholder of the Company Equity investees

Xiaomi Group ceased to be a principal owner of the Company under ASC topic 850, Related Party Disclosures on October 26, 2017, hence the related party transactions with Xiaomi Group for the year ended December 31, 2017 includes transactions that occurred from January 1, 2017 to October 26, 2017.

b)	The Group had the following related party transactions with the major related parties:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Membership services
Membership services revenue earned from memberships sold to Baidu Group	4,185	19,855	20,886	3,000
Membership services revenue earned from memberships sold by Xiaomi Group	81,450	—	—	—
Membership services revenue earned from memberships sold by Others	—	126	6,361	914
Online advertising revenues
Advertising services provided to Baidu Group	18,337	189,461	67,452	9,689
Advertising services provided to Xiaomi Group	9,249	—	—	—
Advertising services provided to Others	—	13,347	9,674	1,390
Content distribution revenues
Content licensed to equity investees	—	88,457	443,503	63,705
Other revenues
Other services provided to Baidu Group	58,529	29,296	12,343	1,773
Other services provided to Xiaomi Group	4,625	—	—	—
Others	5,157	—	36,534	5,248
Interest income
Loan due from equity investees	—	2,202	4,856	698
	181,532	342,744	601,609	86,417
Cost of revenues
License fees to Baidu Group	8,315	8,923	23,064	3,313
Bandwidth fee to Baidu Group	88,945	601,065	976,523	140,269
Traffic acquisition and other services provided by Baidu Group (i)	—	126,644	479,497	68,875
Commissions to Xiaomi Group	42,565	—	—	—
Others (iii)	1,817	52,484	86,766	12,463
Selling, general and administrative
Advertising services provided by Baidu Group	36,074	10,844	1,825	262
Traffic acquisition service provided by Baidu Group (ii)	29,932	—	—	—
Advertising services provided by Xiaomi Group	82,773	—	—	—
Others	139	822	3,756	540
Research and development
Cloud services provided by Baidu Group	2,833	5,114	19,486	2,799
Interest expenses
Loan due to Baidu Group	168,154	—	—	—
	461,547	805,896	1,590,917	228,521

(i)

As disclosed in Note 9, on April 12, 2018, the Company issued to Baidu an aggregate of 36,860,691 Class B ordinary shares pursuant to a share purchase agreement with Baidu entered into in February 2018, in exchange for Baidu providing traffic acquisition and other services in relation with ticket booking service, which was recorded as intangible assets. For the years ended December 31, 2018 and 2019, RMB126,644, RMB479,497 (US$68,875) was recognized as cost of revenues.

(ii)

Entered into between the Company and Baidu on March 15, 2010 (amended and restated on August 15, 2010 and December 6, 2011), the services agreement whereby Baidu Group provides traffic acquisition services was recorded as a favorable contract asset and RMB29,932, RMB nil, and RMB nil (US$ nil) was recognized as selling, general and administrative expense for the years ended December 31, 2017, 2018 and 2019, respectively. In January 2018, the Company and Baidu agreed to terminate the traffic acquisition service contract in exchange for Baidu paying a fee of US$27,000 to the Company. The excess of the fee received by the Company over the book value of the recorded favorable contract asset was accounted for as a deemed contribution from the controlling shareholder, amounting to RMB104,200.

(iii)

The Group entered into a one year revenue sharing arrangement with an equity investee of RMB100,000 in the year ended December 31, 2018. RMB nil, RMB32,642, and RMB67,358 (US$9,675) was recognized as cost of revenues for the years ended December 31, 2017, 2018 and 2019, respectively.

For the years ended December 31, 2017, 2018 and 2019, the Group purchased content from equity investees in an amount of RMB4,250, RMB182,897 and RMB909,450 (US$130,634), respectively.

c)	The Group had the following related party balances with the major related parties:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Amounts due from related parties, current:
Due from Baidu Group (i)	102,960	35,560	5,108
Loans receivable from Others (ii)	103,980	105,934	15,216
Due from Others (iii)	74,770	70,499	10,127
	281,710	211,993	30,451
Amounts due from related parties, non-current:
Due from Others	52,800	172,200	24,735
	52,800	172,200	24,735

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Amounts due to related parties, current:
Loans due to Baidu Group (iv)	50,000	50,000	7,182
Due to Baidu Group (v)	421,942	1,014,283	145,693
Deferred revenue in relation to services to be provided to an equity investee (vi)	94,785	169,677	24,373
Due to Others	125,663	370,298	53,189
	692,390	1,604,258	230,437
Amounts due to related parties, non-current:
Loans due to Baidu Group (iv)	650,000	650,000	93,367
Due to Baidu Group (v)	—	1,570	226
Deferred revenue in relation to services to be provided to an equity investee (vi)	631,370	410,187	58,920
Due to Others	—	126	17
	1,281,370	1,061,883	152,530

(i)	The balance mainly represents amounts due from Baidu Group for advertising and other services.
(ii)	The balance mainly represents loans provided to the Group’s equity investees with an interest rate of 5% that will mature in 2020.
(iii)	The balance mainly represents amounts due from or paid in advance to its equity investees for content distribution service.
(iv)

As of December 31, 2018 and 2019, the total outstanding balance represents an interest-free loan of RMB50,000, which is due on demand and an interest-free loan of RMB650,000 provided by Baidu in January 2018 that will mature in January 2023.

(v)	The balance as of December 31, 2018 and 2019, represents accrued expenses for bandwidth and cloud services provided by Baidu Group.
(vi)

The balance as of December 31, 2018 and 2019 mainly represents deferred revenue in relation to content distribution, licenses of intellectual property and traffic support services to be provided to an equity investee.